Condensed Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Loss for the period	SFr (12,927)	SFr (40,218)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	551	724
Depreciation of right-of-use assets	460	511
Finance (income)/expense, net	(479)	1,239
Share-based compensation expense	2,628	2,679
Change in net employee defined benefit liability	444	192
Interest expense	125	102
(Gain)/loss on sale of fixed assets		(15)
Changes in working capital:
(Increase)/decrease in prepaid expenses	(427)	1,760
(Increase)/decrease in accrued income	151	589
(Increase)/decrease in accounts receivable	(9,920)
(Increase)/decrease in other current receivables	(3,070)	(450)
(Decrease)/increase in accrued expenses	(945)	(620)
(Decrease)/increase in deferred contract revenue, short-term	5,771	(1,331)
(Decrease)/increase in deferred income, short-term	1,292
(Decrease)/increase in trade and other payables	(607)	242
(Decrease)/increase in deferred contract revenue, long-term	(1,533)	(964)
(Decrease)/increase in deferred income, long-term	1,830
Cash provided by/(used in) operating activities	(16,656)	(35,560)
Interest received	1,135	1,250
Interest paid	(119)	(94)
Finance expenses paid	(6)	(10)
Net cash flows provided by/(used in) operating activities	(15,646)	(34,414)
Investing activities
(Deposits)/maturities of short-term financial assets, net	17,017	27,801
Purchases of property, plant and equipment	(429)	(735)
Proceeds from sale of property, plant and equipment		15
Rental deposits		(170)
Net cash flows provided by/(used in) investing activities	16,588	26,911
Financing activities
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	568
Proceeds from issuance of common shares - equity plan, net of transaction costs	14	3
Principal payments of lease obligations	(440)	(508)
Net cash flows provided by/(used in) financing activities	142	(505)
Net increase/(decrease) in cash and cash equivalents	1,084	(8,008)
Cash and cash equivalents at January 1	26,795	36,275
Exchange gain/(loss) on cash and cash equivalents	(122)	(2,545)
Cash and cash equivalents at June 30	27,757	25,722
Supplemental non-cash activity
Capital expenditures in Trade and other payables or Accrued expenses	SFr 52	SFr 3